Share-Based Compensation (Summary Of Valuation Assumptions) (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	4 years	5 years
Expected annual dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor	141.10%	127.40%
Risk-free interest rate	0.36%	0.33%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor		135.30%
Risk-free interest rate		1.63%